Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies
Schedule of future minimum lease payments

        Aggregate future minimum lease payments as of September 30, 2017, are as follows (in thousands):

Year ending December 31,	Future Minimum Lease Payments
2017	$507
2018	2,033
2019	1,915
Total minimum lease payments	$4,455

The future aggregate minimum lease payments as of December 31, 2016, are as follows (in thousands):

Future Minimum
Year ending December 31,	Lease Payments
2017	$1,974
2018	2,033
2019	1,915

Total minimum lease payments	$5,922